Offerings - Offering: 1	Nov. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	9.44
Maximum Aggregate Offering Price	$ 472,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 65.18
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Registrant's common stock, no par value per share (the "Common Stock") that become issuable under the Option Award Agreement between the Registrant and Sally A. Washlow (the "Option Award Agreement") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. The total number of shares registered covers 50,000 shares of Common Stock, which are issuable pursuant to the Option Award Agreement. The proposed maximum offering price per share is estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee based on a per share price of $9.44, the average of the high and low price per share of Common Stock as reported on the Nasdaq Capital Market on November 3, 2025, which date is within five business days prior to filing this Registration Statement, rounded up to the nearest cent.